CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 269,863	$ 165,764
Accounts receivable, net	3,338	7,400
Contract assets	2,772	0
Amount due from related parties	266	240
Notes receivable from third parties	54,907	0
Notes receivable from related party	697	0
Inventory	6,159	0
Prepaid expenses	20,015	2,629
Other current assets	4,490	3,726
Total current assets	362,507	179,759
Property and equipment, net	2,905	330
Fintech Village	0	7,250
Intangible assets, net	42,546	29,705
Goodwill	16,161	705
Operating lease right of use assets	12,827	155
Long-term investments	35,588	8,487
Other non-current assets	903	7,478
Total assets	473,437	233,869
Current liabilities
Accounts payable	6,674	5,057
Deferred revenue (including customer deposits of $3,163 and $31 as of December 31, 2021 and 2020, respectively)	5,392	1,129
Accrued salaries	8,957	1,750
Amount due to related parties	1,102	882
Other current liabilities	7,137	2,235
Current portion of operating lease liabilities	3,086	115
Current contingent consideration	648	1,325
Promissory note-short term	312	568
Convertible promissory note due to third-parties	57,809	0
Total current liabilities	91,117	13,061
Operating lease liability-long term	9,647	19
Non-current contingent liabilities	350	7,635
Deferred tax liabilities	5,073	5,045
Other long-term liabilities	620	7,275
Asset retirement obligations	0	4,653
Total liabilities	106,807	37,688
Commitments and contingencies (Note 21)
Convertible redeemable preferred stock and Redeemable non-controlling interest:
Series A - 7,000,000 shares issued and outstanding, liquidation and deemed liquidation preference of $3,500,000 as of December 31, 2021 and 2020, respectively	1,262	1,262
Redeemable non-controlling interest	0	7,485
Equity:
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 497,272,525 and 344,861,295 shares issued and outstanding as of December 31, 2021 and 2020, respectively	497	345
Additional paid-in capital	968,066	531,866
Accumulated deficit	(605,758)	(349,747)
Accumulated other comprehensive loss	222	1,231
Total Ideanomics, Inc. shareholders' equity	363,027	183,695
Non-controlling interest	2,341	3,739
Total equity	365,368	187,434
Total liabilities, convertible redeemable preferred stock, redeemable non-controlling interest and equity	$ 473,437	$ 233,869